Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset, net
(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2021
Purchased software	1,206	(322)	884
Trademarks	124	(76)	48
Licensed copyrights	181	(104)	77
Intangible assets	1,511	(502)	1,009

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
June 30, 2022
Purchased software	1,144	(363)	781
Trademarks	118	(78)	40
Licensed copyrights	175	(109)	66
Intangible assets	1,437	(550)	887